RS - Summary of equity-settled 2019 Long-term Incentive Plan MOR AG (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term Incentive Plans [Line Items]
Vesting period	4 years
Management Board
Long-term Incentive Plans [Line Items]
Additions (in shares)	157
April 2019 Long-Term Incentive Program
Long-term Incentive Plans [Line Items]
Performance criteria	25.00%
Company factor	100.00%
Vesting period	4 years
Expense from equity-settled share-based payment transactions	€ 2,325	€ 25,278	€ 190,767
April 2019 Long-Term Incentive Program | Management Board
Long-term Incentive Plans [Line Items]
Number of performance shares (in shares)	12,295
April 2019 Long-Term Incentive Program | Executive committee
Long-term Incentive Plans [Line Items]
Number of performance shares (in shares)	157
April 2019 Long-Term Incentive Program | Current and former employees
Long-term Incentive Plans [Line Items]
Number of performance shares (in shares)	11,981